Disclosure of detailed information about significant non-cash investing and financing transactions (Details) $ in Thousands	12 Months Ended
Aug. 31, 2019 USD ($)
Supplementary Cash Flow Information [Abstract]
Fair value of common shares issued for repayment of LMM Loan	$ 10,000
Fair value of common shares issued for arrangement of Sprott Loan	1,000
Fair value of common shares issued for convertible note interest payment	$ 687